Derivative Financial Instruments (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of location and aggregate fair value of all derivative financial instruments recorded in the consolidated statements of operations
Third-party midstream services revenues	$ 9,286	$ 77,094	$ 5,022
Unrealized (loss) gain on derivatives	(41,238)	(39,265)	58,302
Revenues [Member]
Summary of location and aggregate fair value of all derivative financial instruments recorded in the consolidated statements of operations
Third-party midstream services revenues	9,286	77,094	5,022
Unrealized (loss) gain on derivatives	(41,238)	(39,265)	58,302
Total	(31,952)	37,829	63,324
Oil [Member] | Revenues [Member]
Summary of location and aggregate fair value of all derivative financial instruments recorded in the consolidated statements of operations
Third-party midstream services revenues	5,851	62,259	5,221
Unrealized (loss) gain on derivatives	(18,969)	(31,897)	47,178
Natural Gas [Member] | Revenues [Member]
Summary of location and aggregate fair value of all derivative financial instruments recorded in the consolidated statements of operations
Third-party midstream services revenues	3,435	12,653	(718)
Unrealized (loss) gain on derivatives	(22,269)	(5,440)	9,087
NGL's [Member] | Revenues [Member]
Summary of location and aggregate fair value of all derivative financial instruments recorded in the consolidated statements of operations
Third-party midstream services revenues	0	2,182	519
Unrealized (loss) gain on derivatives	$ 0	$ (1,928)	$ 2,037